Property and Equipment (Details) - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Unique Logistics International, Inc., [Member]
Property and Equipment (Details) [Line Items]
Depreciation expense	$ 282,851	$ 75,204